Related Party Transactions - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Related Party Transaction [Line Items]
Purchases of property, plant and equipment	¥ 498,668	¥ 535,999	¥ 480,416
Percentage of ownership in NTT Finance	99.90%
Percentage of voting interest	2.90%
Bailment in Cash and cash equivalents	346,911	100,000
Bailment in Short term investments		10,000
Bailment in Other assets	240,000	240,000
Bailment in Cash and cash equivalents, Short term investments and Other assets		350,000
Contracts Average interest rate	0.20%	0.20%
Bailment in Cash and cash equivalents and Other assets	586,911
Average balance of contracts of bailment expired	99,206	67,836	58,907
Interest income derived from contracts	796	248	183
Amount of transactions with related party	3,717,135	2,741,252
Amount of selling, general and administrative expenses resulting from transactions with related party	64,789	65,280
Other receivables, net	248,732	240,205
Related parties
Related Party Transaction [Line Items]
Purchases of property, plant and equipment	¥ 75,768	¥ 93,207	¥ 91,416
Maximum
Related Party Transaction [Line Items]
Contracts remaining terms to maturity	2 years	3 years